As filed with the Securities and Exchange Commission on February 15, 2012
1933 Act Registration No. 033-01182
 1940 Act File No. 811-04447

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549
___________________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 30 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31 ☒
(Check appropriate box or boxes.)

BRANDYWINE FUND, INC. (Exact Name of Registrant as Specified in Charter)

P.O. Box 4166
Greenville, Delaware	19807
(Address of Principal Executive Offices)	(Zip Code)

(302) 656-3017 (Registrant’s Telephone Number, including Area Code)

Copy to:
Richard L. Teigen
William F. D’Alonzo	Foley & Lardner LLP
3711 Kennett Pike	777 East Wisconsin Avenue
Greenville, Delaware 19807	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a) (1)

☐           on (date) pursuant to paragraph (a) (1)

☐           75 days after filing pursuant to paragraph (a) (2)

☐           on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 30 to the Registration Statement on Form N-1A of Brandywine Fund, Inc. (the “Company”) hereby incorporates Parts A, B and C from the Company’s PEA No. 29 on Form N-1A filed January 31, 2012.  This PEA No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 29 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington and State of Delaware on the 15th day of February, 2012.

BRANDYWINE FUND, INC.
(Registrant)

By: /s/ William F. D'Alonzo
William F. D’Alonzo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ William F. D'Alonzo	Principal Executive
William F. D’Alonzo	Officer and Director	February 15, 2012

/s/J. Gordon Kaiser*	Principal Financial and	February 15, 2012
J. Gordon Kaiser	Accounting Officer

/s/ Charles Quentin Sweeting Jackson*	Director	February 15, 2012
Charles Quentin Sweeting Jackson

/s/ Stuart A. McFarland*	Director	February 15, 2012
Stuart A. McFarland

/s/Stephen M. Wynne*	Director	February 15, 2012
Stephen M. Wynne

/s/ Thomas D Wren*	Director	February 15, 2012
Thomas D Wren

/s/ James W. Zug*	Director	February 15, 2012
James W. Zug

*By: /s/ William F. D’Alonzo
William F. D’Alonzo Attorney-In Fact pursuant to Power of Attorney